Expense Example - FidelityTacticalBondFund-AMCIZPRO - FidelityTacticalBondFund-AMCIZPRO - Fidelity Tactical Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Tactical Bond Fund - Class Z
Expense Example:
1 year	$ 62
3 years	318
5 years	619
10 years	1,476
Fidelity Advisor Tactical Bond Fund - Class A
Expense Example:
1 year	493
3 years	811
5 years	1,175
10 years	2,200
Fidelity Advisor Tactical Bond Fund - Class C
Expense Example:
1 year	273
3 years	668
5 years	1,218
10 years	2,516
Fidelity Advisor Tactical Bond Fund - Class M
Expense Example:
1 year	493
3 years	821
5 years	1,198
10 years	2,256
Fidelity Advisor Tactical Bond Fund - Class I
Expense Example:
1 year	72
3 years	332
5 years	635
10 years	$ 1,497